Cover	May 27, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K amends and restates in its entirety the Current Report on Form 8-K, filed with the U.S. Securities and Exchange Commission (the “SEC”) on June 2, 2021 by Everspin Technologies, Inc. (the “Company”), in order to correctly reflect that Aparna Oka resigned as the Company’s Corporate Controller and principal accounting officer on May 27, 2021.
Document Period End Date	May 27, 2021
Entity File Number	001-37900
Entity Registrant Name	Everspin Technologies, Inc.
Entity Central Index Key	0001438423
Entity Tax Identification Number	26-2640654
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5670 W. Chandler Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Chandler
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85226
City Area Code	480
Local Phone Number	347-1111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	MRAM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true